Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Description of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

OneStream, Inc. (the Company or OneStream) was incorporated as a Delaware corporation on October 15, 2021 as a holding company for the purpose of facilitating an initial public offering (IPO) and other related transactions in order to carry on the business of OneStream Software LLC. OneStream Software LLC was formed in 2012 as a limited liability company (LLC) in the state of Michigan and converted to a state of Delaware LLC on February 5, 2019. OneStream delivers a unified, artificial intelligence-enabled and extensible software platform - the Digital Finance Cloud - that unifies core financial functions and broader operational data and processes within a single platform. OneStream’s customers are located throughout the world; however, they are primarily located in North America and Europe. OneStream is headquartered in Birmingham, Michigan and has international locations in Australia, Europe and Singapore.

Initial Public Offering

On July 25, 2024, the Company completed the IPO in which it sold 21,729,333 shares of its Class A common stock, par value $0.0001 per share, including the full exercise of the underwriters’ option to purchase additional shares, at a public offering price of $20.00 per share. The Company received net proceeds from the IPO of $409.6 million, net of underwriting discounts and commissions of $25.0 million, but before deducting offering expenses. The Company used $352.9 million of the proceeds to purchase 18,723,296 newly issued common units (LLC Units) of OneStream Software LLC and $56.7 million of the proceeds to purchase 3,006,037 issued and outstanding LLC Units from certain members of OneStream Software LLC in a “synthetic secondary” transaction (the IPO Synthetic Secondary), in each case at a price per share equal to the IPO price to the public, net of underwriting discounts and commissions.

Certain of the Company’s existing stockholders sold 6,445,667 shares of Class A common stock in the IPO at the public offering price of $20.00 per share. This sale included 5,986,437 shares of Class D common stock that were converted into an equal number of shares of Class A common stock and 459,230 shares of Class A common stock that were issued upon exercise of options granted to certain executive officers and other employees. The Company did not receive any proceeds from the sale of shares by the selling stockholders.

Reorganization Transactions

In connection with the IPO, the Company and OneStream Software LLC completed a series of organizational transactions (the Reorganization Transactions), including the following:

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The amended and restated operating agreement of OneStream Software LLC was amended and restated (as further amended, the Amended LLC Agreement) to, among other things: (i) appoint the Company as the sole manager of OneStream Software LLC and (ii) effectuate the reclassification of all of the then-outstanding preferred units, common units and incentive units of OneStream Software LLC into a single class of non-voting LLC Units. The then-outstanding preferred units and common units were reclassified into an equal number of LLC Units, and the 8,632,763 then-outstanding incentive units were reclassified into 6,591,178 LLC Units.
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Certain pre-IPO members of OneStream Software LLC that were corporations merged with and into the Company (the Former Members) and contributed their LLC Units to the Company in exchange for shares of Class D common stock of the Company (the Blocker Mergers).
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The certificate of incorporation of the Company was amended and restated to authorize additional shares of four series of common stock, Class A common stock, Class B common stock, Class C common stock and Class D common stock, and one class of preferred stock. The amended and restated certificate of incorporation and the Amended LLC Agreement require OneStream Software LLC and the Company to, at all times, maintain (i) a one-to-one ratio between the number of LLC Units owned by the Company and the number of shares of Class A common stock and Class D common stock outstanding and (ii) a one-to-one ratio between the number of shares of Class B common stock and Class C common stock owned by the members of OneStream Software LLC (the Continuing Members) and the number of LLC Units owned by the Continuing Members.

As the sole manager of OneStream Software LLC, the Company controls all of the business operations, affairs, and management of OneStream Software LLC. Accordingly, OneStream, Inc. consolidates the financial results of OneStream Software LLC and reports the non-controlling interests of the Continuing Members’ LLC Units on its condensed consolidated balance sheets.

See Note 11 for information on the 2024 Equity Incentive Plan (the 2024 Plan) which became effective upon the IPO as well as the equity-based compensation charges recorded in the three months ended September 30, 2024 in connection with the IPO.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

OneStream Software LLC (the Company or OneStream) is a provider of corporate performance management software, primarily to perform financial statement consolidation and planning and budgeting. The Company was formed in 2012 as a limited liability company (LLC) in the state of Michigan and converted to a state of Delaware LLC on February 5, 2019. OneStream’s customers are located throughout the world; however, they are primarily located in North America and Europe. OneStream is headquartered in Birmingham, Michigan and has international locations in Australia, Europe, and Singapore
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Description of Business

Note 1 - Organization, Description of business and significant accounting policies

OneStream, Inc. (the “Corporation”) was formed as a Delaware corporation on October 15, 2021. The Corporation was formed for the purposes of completing a public offering and related transactions and carrying on the business of OneStream Software LLC. The Corporation will be the sole manager of OneStream Software LLC and is expected to operate and control all of the business and affairs of OneStream Software LLC.

Basis of Presentation

The balance sheets are presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in stockholders’ equity, and cash flows have not been presented because there have been no activities in this entity.